TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2023	2022
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,016	1,029
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	28	43
Acquisition consideration	11	26
	1,055	1,098
Other payables due after one year
Acquisition consideration	25	66
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	–	13
Other payables	10	11
	35	90